FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets (Details) - Level 2 - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	$ 55	$ 214
Financial assets (current and non-current)
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	55	214
Recurring fair value measurement | Financial assets (current and non-current) | Market approach
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	$ 55	$ 214